financing costs (Tables)	12 Months Ended
Dec. 31, 2020
financing costs
Schedule of financing costs

Years ended December 31 (millions)	Note	2020	2019
Interest expense
Interest on long-term debt, excluding lease liabilities - gross		$676	$634
Interest on long-term debt, excluding lease liabilities - capitalized [1]	18(a)	(37)	(23)
Interest on long-term debt, excluding lease liabilities		639	611
Interest on lease liabilities	19	70	67
Interest on short-term borrowings and other		5	8
Interest accretion on provisions	25	16	22
Long-term debt prepayment premium	26(b)	18	28
		748	736
Employee defined benefit plans net interest	15	16	1
Foreign exchange		14	3
		778	740
Interest income		(7)	(7)
		$771	$733
Net interest cost	3	$792	$755
Interest on long-term debt , excluding lease liabilities - capitalized [1]		(37)	(23)
Employee defined benefit plans net interest		16	1
		$771	$733
1	Interest on long-term debt, excluding lease liabilities at a composite rate of 4.33% was capitalized to intangible assets with indefinite lives in the periods.